Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2024
Debt securities in issue [Abstract]
Summary of maturities of debt securities in issue

Debt securities in issue – maturities
In EUR million	2024	2023
Fixed rate debt securities
Within 1 year	27,333	31,255
More than 1 year but less than 2 years	13,085	7,855
More than 2 years but less than 3 years	10,857	13,361
More than 3 years but less than 4 years	13,300	10,265
More than 4 years but less than 5 years	12,201	11,924
More than 5 years	30,640	26,987
Total fixed rate debt securities	107,416	101,645

Floating rate debt securities
Within 1 year	26,262	17,871
More than 1 year but less than 2 years	2,821	226
More than 2 years but less than 3 years	1,939	2,624
More than 3 years but less than 4 years	117	880
More than 4 years but less than 5 years	902	0
More than 5 years	2,910	1,423
Total floating rate debt securities	34,951	23,025

Total debt securities	142,367	124,670